Other Investments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Cost, Fair Value, And Gross Unrealized Holding Gains And Losses For Securities

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2012				2011
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥23,656	¥34,339	¥10,685	¥2	¥25,525	¥34,839	¥10,403	¥1,089
Other equity securities	14,775	58,060	43,293	8	14,883	55,634	40,793	42

	¥38,431	¥92,399	¥53,978	¥10	¥40,408	¥90,473	¥51,196	¥1,131

Schedule Of Gross Unrealized Losses On, And Related Fair Value Of Available-For-Sale Securities

The following table presents the gross unrealized losses on, and related fair value of, the Company’s available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2012				2011
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥197	¥2	¥—	¥—	¥9,283	¥1,089	¥—	¥—
Other equity securities	388	8	—	—	625	42	—	—

	¥585	¥10	¥—	¥—	¥9,908	¥1,131	¥—	¥—

Schedule Of Sales Of Available-For-Sale Securities And Gross Realized Gains And Losses

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Proceeds from sales of available-for-sale securities	¥—	¥6,188	¥3,588
Gross realized gains	—	4,843	1,821
Gross realized losses	—	—	—